intangible assets and goodwill - Business acquisitions (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 CAD ($)
Business acquisition
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	14.00%
Maximum percentage of voting shares which provision may be settled	70.00%
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets	15 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	4 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Combined acquisitions
Current assets
Cash	$ 13
Accounts receivable	86
Other	5
Total current assets	104
Non-current assets
Intangible assets subject to amortization	964
Total non-current assets	1,044
Total identifiable assets acquired	1,148
Current liabilities
Accounts payable and accrued liabilities	57
Income and other taxes payable	16
Advance billings and customer deposits	7
Current maturities of long-term debt	127
Total current liabilities	207
Non-current liabilities
Long-term debt	50
Deferred income taxes	94
Total non-current liabilities	144
Total liabilities assumed	351
Net identifiable assets acquired	797
Goodwill	933
Net assets acquired	1,730
Acquisition effected by way of:
Cash consideration	1,275
Accounts payable and accrued liabilities	18
Provisions	266
Issue of shares by a subsidiary to a non-controlling interest	171
Total consideration transferred	1,730
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	52
Combined acquisitions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	28
WillowTree
Current assets
Cash	7
Accounts receivable	84
Other	3
Total current assets	94
Non-current assets
Intangible assets subject to amortization	947
Total non-current assets	994
Total identifiable assets acquired	1,088
Current liabilities
Accounts payable and accrued liabilities	50
Income and other taxes payable	16
Advance billings and customer deposits	5
Current maturities of long-term debt	126
Total current liabilities	197
Non-current liabilities
Long-term debt	22
Deferred income taxes	94
Total non-current liabilities	116
Total liabilities assumed	313
Net identifiable assets acquired	775
Goodwill	831
Net assets acquired	1,606
Acquisition effected by way of:
Cash consideration	1,169
Provisions	266
Issue of shares by a subsidiary to a non-controlling interest	171
Total consideration transferred	1,606
WillowTree | Owned assets
Non-current assets
Property, plant and equipment	20
WillowTree | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 27
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 6
Accounts receivable	2
Other	2
Total current assets	10
Non-current assets
Intangible assets subject to amortization	17
Total non-current assets	50
Total identifiable assets acquired	60
Current liabilities
Accounts payable and accrued liabilities	7
Advance billings and customer deposits	2
Current maturities of long-term debt	1
Total current liabilities	10
Non-current liabilities
Long-term debt	28
Total non-current liabilities	28
Total liabilities assumed	38
Net identifiable assets acquired	22
Goodwill	102
Net assets acquired	124
Acquisition effected by way of:
Cash consideration	106
Accounts payable and accrued liabilities	18
Total consideration transferred	124
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	32
Individually immaterial transactions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 1